FAIR VALUE MEASUREMENTS	11 Months Ended
Dec. 02, 2021
Fair Value Measurements and Hierarchy
FAIR VALUE MEASUREMENTS

NOTE 11 —FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that arere-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3: Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 2, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

			December 2,
	Description	Level	2021
Liabilities:
Warrant Liability - Public Warrants		1	12,860,834
Warrant Liability - Private Placement Warrants		3	288,925
Warrant Liability - Underwriter Warrants		3	63,500

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheet. The warrant liabilities are measured at fair value at inception and remeasured on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statements of operations.

Measurement

The Company utilizes a Cox-Ross-Rubenstein lattice model to value the warrants at each reporting period, with changes in fair value recognized in the statements of operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a binomial lattice model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of December 3, 2021 is classified as Level 1 due to the use of an observable market quote in an active market.

The key inputs into the binomial lattice simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement and December 3, 2021 (Private Placement Warrants only):

	February 12, 2021
	(Initial Measurement)	December 3, 2021
Risk-free interest rate	0.56%	1.13%
Trading days per year	252	252
Expected volatility	17.8%	21.0%
Exercise price	$11.50	$11.50
Stock Price	$9.65	$9.48

On February 12, 2021, the fair value of the Private Placement Warrants and Public Warrants were determined to be $1.05 and $1.03 per warrant for aggregate values of $0.2 million and $10.8 million, respectively. On December 2, 2021, the fair value of the Private Placement Warrants and Public Warrants were determined to be $1.22 and $1.27 per warrant for aggregate values of $0.3 million and $12.8 million, respectively.

The following table presents the changes in the fair value of warrant liabilities:

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 12, 2021 (including over-allotment)	280,875	10,857,917	11,138,792
Change in valuation inputs or other assumptions	$71,550	$2,002,917	$2,074,467

Fair value as of December 2, 2021	$352,425	$12,860,834	$13,213,259

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $12,860,834 during the period from February 12, 2021 through December 2, 2021.